EQUITY	12 Months Ended
Dec. 31, 2021
Equity
EQUITY

21.	EQUITY
21.1.	Capital stock

On December 31, 2021, the subscribed and paid capital of the Company was R$12,553,418, which is composed of 812,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$92,947, made on July 22, 2009.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 (one billion) common book-entry shares with no par value.

On February 4, 2022, a capital increase was concluded (note 34.2).

21.1.1.	Breakdown of capital stock by nature
	12.31.21	12.31.20	12.31.19
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(5,053,554)	(4,766,084)	(713,446)
Outstanding shares	807,419,692	807,707,162	811,759,800

21.1.2.	Breakdown of capital stock by owner

The shareholding position of the shareholders holding more than 5% of the voting stock, management and members of the Board of Directors is presented below:

	12.31.21		12.31.20
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Food S.A.	269,734,803	33.20	Not available (2)
Fundação Petrobras de Seguridade Social - Petros (1)	56,947,828	7.01	92,716,266	11.41
Caixa de Previd. dos Func. do Banco do Brasil (1)	49,829,952	6.13	74,856,852	9.21
Kapitalo Investimentos Ltda.	40,784,398	5.02	Not available (2)
Management
Board of Directors	6,314,932	0.78	6,865,302	0.84
Executives	917,317	0.11	605,902	0.07
Treasury shares	5,053,554	0.62	4,766,084	0.59
Other	382,890,462	47.13	632,662,840	77.88
	812,473,246	100.00	812,473,246	100.00
(1)	The pension funds are controlled by employees that participate in the respective entities.
(2)	Information not available, as participation was null or less than 5%.

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in the by-laws.

21.1.3.	Rollforward of outstanding shares

On December 31, 2021, the quantity of outstanding of shares was 807,419,692. In the year ended December 31, 2021, 944,830 shares were delivered in accordance with the Company’s Restricted Share plan.

Quantity of outstanding of shares
	12.31.21	12.31.20	12.31.19
Shares at the beginning of the year	807,707,162	811,759,800	811,416,022
Purchase of treasury shares	(1,232,300)	(4,836,000)	-
Delivery of restricted shares	944,830	783,362	343,778
Shares at the end of the year	807,419,692	807,707,162	811,759,800

21.2.	Capital reserves and Other equity transactions

For better presentation of the transactions, the balance previously presented in Capital reserves was split between Capital reserves and Other equity transactions. In the current presentation, Capital reserves contemplate only the balances related with results on the sale and exchange of stocks, in compatibility with the Law 6.404/1976 (“Lei das S.A”) – Brazilian Corporate Law.

	12.31.21	12.31.20	12.31.19
Capital reserves	141,834	141,834	141,834
Other equity transactions	(67,531)	246	51,011
Share-based payments	205,949	214,711	214,531
Acquisition of non-controlling interest	(273,260)	(214,245)	(163,300)
Capital transactions with controlled entities	(220)	(220)	(220)
	74,303	142,080	192,845

21.3.	Absorption of accumulated losses

The Net income for the year ended December 31, 2021, in the amount of R$437,384 was fully used to offset accumulated losses.

21.4.	Treasury shares

The Company has 5,053,554 shares held in treasury, with an average cost of R$25.19 (twenty-five Brazilian Reais and nineteen cents) per share and corresponding market value of R$113,806. In the year ended December 31, 2021, 944,830 shares were delivered in accordance with the Company’s Restricted Share plan.

Quantity of outstanding of shares
	12.31.21	12.31.20	12.31.19
Shares at the beggining of the year	4,766,084	713,446	1,057,224
Purchase of treasury shares	1,232,300	4,836,000	-
Delivery of restricted shares	(944,830)	(783,362)	(343,778)
Shares at the end of the year	5,053,554	4,766,084	713,446

On September 30, 2021, the Company’s Board of Directors approved the Company’s share buyback program up to the limit of 3,696,858 common shares, in an 18-month term. The goal of the program is to comply with the obligations assumed by the Company under the Restricted Shares Plan.

In the year ended December 2021, the Company purchased 1,232,300 common shares at the total cost of R$27,721.